Investments - Other Investments at Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 47.5	$ 117.1
Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration Risk, Percentage	100.00%	100.00%
Wellington Funds
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 46.9	$ 43.4	$ 50.0
Wellington Funds | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration Risk, Percentage	99.00%	37.00%
York Fund
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 0.6	$ 0.9
York Fund | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration Risk, Percentage	1.00%	1.00%
Equity and commodity structured notes
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 0.0	$ 72.8
Equity and commodity structured notes | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration Risk, Percentage	0.00%	62.00%